NOTE 4 REVERSE TAKEOVER (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Legal and professional fees relating to the Transaction	$ 1,394,571	$ 1,015,743	$ 1,450,141
Listing fee	0	0	$ (1,308,808)
Cash	4,889,824	$ 179,153
Adira
Statement [Line Items]
Consideration - shares	614,415
Legal and professional fees relating to the Transaction	365,871
Net liabilities acquired	328,522
Listing fee	1,308,808
Cash	13,000
Accounts payable and accrued liabilities	(341,522)
Fair value of the net assets	$ (328,522)